Earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average number of shares used in computing basic earnings per share (in shares)	37,271,281	34,032,544	32,770,665
Weighted average number of shares used in computing diluted earnings per share (in shares)	37,271,281	34,032,544	32,770,665
Number of potentially dilutive shares (in shares)	3,408,013	2,585,484	1,526,976